Stock-Based Compensation - Additional Information (Details) - USD ($)										1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			22 Months Ended
	Jun. 30, 2017	Jun. 05, 2017	Mar. 22, 2017	Mar. 16, 2017	Jul. 19, 2016	Dec. 31, 2014	Dec. 01, 2013	Sep. 30, 2013	Jun. 14, 2013	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2017	Mar. 04, 2014	Mar. 03, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)													793,738		1,274,549	0
Outstanding value of options (in dollars per share)													$ 14.00		$ 2.25	$ 0.00
Forfeited (in shares)													1,088		114,456	0	13,437
Deferred IPO bonus expense											$ 676,000		$ 7,029,000
Outstanding balance (in shares)	4,640,413					3,485,791				4,645,884	4,640,413		4,640,413		4,645,884	3,485,791	3,485,791	3,485,791
Canceled (in shares)													(571,927)
Common stock, par value (in dollars per share)	$ 0.001							$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock-based compensation											$ 609,000	$ 413,000	$ 7,978,000	$ 619,000	$ 1,649,282	$ 1,238,824
Granted (in dollars per share)													$ 3.35		$ 1.77	$ 0.00
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation														600,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			372,335					372,335					691,585
Canceled (in shares)			(372,335)
Restricted stock units, conversion of stock, conversion rights (in shares)								1
Granted (in dollars per share)								$ 3.89					$ 13.65
Vested (in shares)													0
Granted (in dollars per share)								$ 3.89
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)													169,635
Vested (in shares)													0
Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)																				4,645,884	4,645,884
Deferred IPO bonus expense				$ 5,100,000
Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)																		3,499,228
Outstanding value of options (in dollars per share)																		$ 3.96
Expiration period						10 years
Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)																			5,800,000
Stock-based compensation															$ 1,600,000	$ 1,200,000
Compensation cost not yet recognized, period for recognition	3 years 1 month 6 days														1 year 7 months 6 days
Tax benefit from compensation expense													$ 8,000,000	600,000	$ 600,000	400,000
Compensation not yet recognized, stock options	$ 8,400,000									$ 2,400,000	$ 8,400,000		8,400,000		2,400,000
Incentive Award Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		319,250
Granted (in shares)		319,250
Stock-based compensation													5,300,000	0
Restricted stock units, conversion of stock, conversion rights (in shares)		1
Incentive Award Plan | Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation													100,000	$ 0
June 14, 2013 | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)									2,799,408
Expiration period									10 years
Award vesting rights									25.00%
Stock-based compensation													600,000		$ 1,200,000	$ 1,200,000
December 1, 2013 | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)							699,820
Expiration period							10 years
Award vesting rights							25.00%
Forfeited (in shares)															114,456
July 19, 2016 | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					1,274,549
Expiration period					10 years
Award vesting rights										20.00%
Stock-based compensation													1,800,000		$ 400,000
March 16, 2017 | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				793,738
Expiration period				10 years
Stock-based compensation													$ 200,000